7. Derivative Liabilities (Tables)	3 Months Ended
Mar. 31, 2015
Notes to Financial Statements
Derivative Liabilities - Fair Value
	March 31, 2015	December 31, 2014

Fair value at the commitment date - convertible debt	$4,892,234	$4,892,234
Fair value at the commitment date - warrants	677,214	677,214
Reclassification of derivative liabilities to additional paid in capital related to warrants exercised that ceased being a derivative liability	(214,769)	(214,769)
Fair value mark to market adjustment - stock options	(16,440)	(25,614)
Fair value mark to market adjustment - convertible debt	(937,476)	(668,189)
Fair value mark to market adjustment - warrants	(16,744)	(13,701)
Totals	$4,379,432	$4,647,175

Derivative Liabilities - Assumptions Used
	Commitment Date	Remeasurement Date

Expected dividends	0%	0%
Expected volatility	150%	150%
Expected term	2 - 5 years	0.9 - 3.91 years
Risk free interest rate	0.29% - 1.68%	0.67% - 1.65%